Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill and Other Intangible Assets
B.3. Goodwill and other intangible assets
Goodwill amounted to
€
40,283 million as of
June
30, 2025, versus
€
43,384 million as of December 31, 2024. The movement during the period was mainly due to the impact of changes in exchange rates.
Movements in other intangible assets during the first half of 2025 were as follows:

( € million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets

Gross value at January 1, 2025	12,866	66,348	1,852	81,066

Changes in scope of consolidation (b)	500	—	—	500

Acquisitions and other increases	332	302	42	676

Disposals and other decreases	(22)	(199)	(7)	(228)

Currency translation differences	(1,339)	(5,159)	(49)	(6,547)

Transfers (a)	(40)	(244)	(8)	(292)

Gross value at June 30, 2025	12,297	61,048	1,830	75,175

Accumulated amortization and impairment at January 1, 2025	(4,497)	(52,507)	(1,433)	(58,437)

Amortization expense	—	(800)	(52)	(852)

Impairment losses, net of reversals (c)	(201)	(9)	—	(210)

Disposals and other decreases	22	199	8	229

Currency translation differences	427	3,772	40	4,239

Transfers (a)	—	281	6	287

Accumulated amortization and impairment at June 30, 2025	(4,249)	(49,064)	(1,431)	(54,744)

Carrying amount at January 1, 2025	8,369	13,841	419	22,629

Carrying amount at June 30, 2025	8,048	11,984	399	20,431

(a)	The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets to Assets held for sale .
(b)	The “Changes in scope of consolidation” line mainly comprises the intangible asset recognized as part of the Dren-0201, Inc. acquisition (see Note B.1.)
(c)	See Note B.4.
“Products, trademarks and other products” mainly comprise:

•	marketed products, with a carrying amount of € 11.0 billion as of June 30, 2025 (versus € 12.7 billion as of December 31, 2024) and a weighted average amortization period of approximately 10 years; and

•
technological platforms brought into service, with a carrying amount of
€
1.0 billion as of June 30, 2025 (versus
€
1.1 billion as of December 31, 2024) and a weighted average amortization period of approximately 18 years.